Income Taxes - Schedule of income tax rate reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income (loss) before taxes	$ 29,169	$ (638,862)	$ (1,572,124)	$ (1,620,117)
Federal income tax benefit (expense) at statutory income tax rate of 21%			330,146	340,198
State income tax benefit (expense), net of federal benefit			121,463	93,644
Permanent differences, net			17,377	17,892
Other			156,123	242,629
Total income tax benefit	0	182,843	(1,838,490)	694,363
IDoc Virtual Telehealth Solutions, Inc.
Income (loss) before taxes	249,089	(321,637)	(4,930,528)	(9,593)
Federal income tax benefit (expense) at statutory income tax rate of 21%	(52,318)	68,000	1,035,411	2,015
State income tax benefit (expense), net of federal benefit	(3,285)	4,270	61,164	10,295
Permanent differences, net			(46,979)	(87,256)
Deferred tax true-up			(69,386)	66,415
Other			90,200
Total income tax benefit	$ (55,603)	$ 72,270	$ 1,070,410	$ (8,531)